OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
OTHER LONG-TERM LIABILITIES	OTHER LONG-TERM LIABILITIES

		As at December 31
(In millions of dollars)	Note	2023	2022

Supplemental executive retirement plan	25	94	83
Stock-based compensation	27	47	60
Derivative instruments	19	1,055	398
Contract liabilities	6	271	61
Other		316	136

Total other long-term liabilities		1,783	738